GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Salaries And Benefits	$ 364	$ 405	$ 802	$ 742
Office And Miscellaneous	420	85	594	241
Management And Consulting Fees	119	132	235	287
Investor Relations	98	131	150	155
Travel And Promotion	36	11	46	19
Professional Fees	204	97	412	240
Directors Fees	45	48	86	90
Regulatory And Compliance Fees	33	38	80	78
Depreciation	37	30	67	59
General And Administrative Expenses	$ 1,356	$ 977	$ 2,472	$ 1,911